Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets, Current [Abstract]
Cash	$ 89,362	$ 1,344,228
Prepaid expenses and other current assets	151,344	207,680
Total current assets	240,706	1,551,908
Cash and marketable securities held in Trust Account	211,637,310	203,188,704
Other assets	0	85,984
TOTAL ASSETS	211,878,016	204,826,596
Current liabilities:
Accounts payable	170,775	25,439
Related party payable	4,053	34,048
Accrued legal services	1,818,095	0
Accrued liabilities	123,464	114,000
Total current liabilities	2,116,387	173,487
Warrant liability	1,524,790	241,735
Total liabilities	3,641,177	415,222
Commitments and contingencies (Note 5)
Shareholders' equity (deficit):
Retained earnings (accumulated deficit)	(3,301,804)	1,321,337
Total shareholders' equity (deficit)	(3,300,471)	1,322,670
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' EQUITY (DEFICIT)	211,878,016	204,826,596
Class A Ordinary Shares
Current liabilities:
Class A ordinary shares subject to possible redemption, par value of $0.0001 per share 200,000,000 shares authorized; 20,000,000 shares at a redemption value of $10.58 per share and $10.15 per share as of December 31, 2025 and 2024, respectively	211,537,310	203,088,704
Class B Ordinary Shares
Shareholders' equity (deficit):
Ordinary shares	$ 1,333	$ 1,333